MINERAL PROPERTIES, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment
	Mineral properties	Plant and equipment	Land and buildings	Furniture, fixtures and equipment	Software	Total
Cost
Balance, January 1, 2018	$36,083	$34,070	$2,460	$2,963	$1,628	$77,204
Additions	–	1,514	148	407	–	2,069
Change in remediation provision	(17)	(127)	–	–	–	(144)
Disposals	–	(273)	(35)	(11)	–	(319)
Balance, December 31, 2018	$36,066	$35,184	$2,573	$3,359	$1,628	$78,810

Accumulated depreciation
Balance, January 1, 2018	$31,435	$25,413	$1,539	$2,383	$1,468	$62,238
Amortization and depletion	616	2,448	114	229	52	3,459
Disposals	–	(268)	–	(10)	–	(278)
Balance, December 31, 2018	$32,051	$27,593	$1,653	$2,602	$1,520	$65,419

Carrying value, December 31, 2018	$4,015	$7,591	$920	$757	$108	$13,391

Cost
Balance, January 1, 2017	$35,909	$30,157	$2,333	$2,670	$1,478	$72,547
Additions	–	4,003	127	291	150	4,571
Change in remediation provision	174	(82)	–	–	–	92
Disposals	–	(8)	–	(3)	–	(11)
Foreign exchange	–	–	–	5	–	5
Balance, December 31, 2017	$36,083	$34,070	$2,460	$2,963	$1,628	$77,204

Accumulated depreciation
Balance, January 1, 2017	$30,893	$22,445	$1,424	$2,211	$1,456	$58,429
Amortization and depletion	542	2,975	115	173	12	3,817
Disposals	–	(7)	–	(4)	–	(11)
Foreign exchange	–	–	–	3	–	3
Balance, December 31, 2017	$31,435	$25,413	$1,539	$2,383	$1,468	$62,238

Carrying value, December 31, 2017	$4,648	$8,657	$921	$580	$160	$14,966